Leases - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Quantitative Information About RightofUse Assets and Liabilities [Line Items]
Expense relating to variable lease payments	₽ 850	₽ 402
Security deposits from leases	2,028	2,101
Right-of-use assets	₽ 68,439	39,940	₽ 14,579
Bottom of range [member]
Disclosure of Quantitative Information About RightofUse Assets and Liabilities [Line Items]
Lease commitment, term of contract	8 months
Top of range [member]
Disclosure of Quantitative Information About RightofUse Assets and Liabilities [Line Items]
Lease commitment, term of contract	12 years
Subleased assets [member]
Disclosure of Quantitative Information About RightofUse Assets and Liabilities [Line Items]
Right-of-use assets	₽ 1,095	₽ 0